OTHER LONG-TERM ASSETS - Components of Other Long-Term Assets (Details) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Long-Term Assets [Abstract]
Available for sale investments	$ 100,109,000	$ 5,885,000	$ 0.00
Warrant investments	12,754,000	0
NSR Royalty from Stawell Mine sale (note 6)	1,138,000	0
Other	679,000	302,000
Other long-term assets	$ 114,680,000	$ 6,187,000